Loans (Tables)	3 Months Ended	12 Months Ended
	Dec. 31, 2014	Sep. 30, 2014
Receivables [Abstract]
Schedule of Accounts, Notes, Loans and Financing Receivable

The composition of net loans as of December 31, 2014 and September 30, 2014, is as follows (in thousands):

	December 31, 2014	September 30, 2014
Residential real estate	$910,406	$901,605
Commercial real estate	2,645,721	2,541,194
Commercial non real estate	1,551,607	1,571,640
Agriculture	1,788,028	1,681,209
Consumer	85,822	90,086
Other	35,311	34,243

	7,016,895	6,819,977
Less:
Allowance for loan losses	(51,820)	(47,518)
Unamortized discount on acquired loans	(23,321)	(25,638)
Unearned net deferred fees and costs and loans in process	(6,809)	(6,872)

	$6,934,945	$6,739,949

The composition of net loans as of September 30, 2014 and 2013, is as follows (in thousands):

	2014	2013
Residential real estate	$901,605	$906,469
Commercial real estate	2,541,194	2,311,974
Commercial non real estate	1,571,640	1,481,756
Agriculture	1,681,209	1,587,248
Consumer	90,086	101,477
Other	34,243	24,711

	6,819,977	6,413,635
Less:
Allowance for loan losses	(47,518)	(55,864)
Unamortized discount on acquired loans	(25,638)	(34,717)
Unearned net deferred fees and costs and loans in process	(6,872)	(16,245)

	$6,739,949	$6,306,809

Schedule of Financing Receivables, Non Accrual Status

Loans greater than 90 days past due and still accruing interest as of December 31, 2014 and September 30, 2014, were not significant.

Nonaccrual loans	December 31, 2014	September 30, 2014
Residential real estate	$7,269	$6,671
Commercial real estate	10,638	20,767
Commercial non real estate	10,630	4,908
Agriculture	10,342	11,453
Consumer	104	146

Total	$38,983	$43,945

The following table presents the Company’s nonaccrual loans at September 30, 2014 and 2013 (in thousands), excluding loans covered under the FDIC loss-sharing agreements. Loans greater than 90 days past due and still accruing interest as of September 30, 2014 and 2013, were not significant.

Nonaccrual loans	2014	2013
Residential real estate	$6,671	$8,746
Commercial real estate	20,767	57,652
Commercial non real estate	4,908	6,641
Agriculture	11,453	8,236
Consumer	146	226

Total	$43,945	$81,501

Past Due Financing Receivables

This table is presented net of unamortized discount on acquired loans and excludes loans measured at fair value with changes in fair value reported in earnings of $1,023.3 million for December 31, 2014 and $985.4 million for September 30, 2014.

As of December 31, 2014	30-59 Days Past Due	60-89 Days Past Due	Greater Than 90 Days	Total Past Due	Current	Total Financing Receivables
Residential real estate	$3,652	$543	$3,368	$7,563	$773,471	$781,034
Commercial real estate	1,860	3,632	4,636	10,128	2,256,815	2,266,943
Commercial non real estate	1,586	2,146	8,043	11,775	1,120,734	1,132,509
Agriculture	4,036	—	3,673	7,709	1,465,574	1,473,283
Consumer	205	108	28	341	85,327	85,668
Other	—	—	—	—	35,311	35,311

	11,339	6,429	19,748	37,516	5,737,232	5,774,748
Loans covered by FDIC loss sharing agreements	4,760	1,879	3,315	9,954	185,591	195,545

Total	$16,099	$8,308	$23,063	$47,470	$5,922,823	$5,970,293

As of September 30, 2014	30-59 Days Past Due	60-89 Days Past Due	Greater Than 90 Days	Total Past Due	Current	Total Financing Receivables
Residential real estate	$675	$611	$2,581	$3,867	$760,887	$764,754
Commercial real estate	11,050	819	3,384	15,253	1,988,585	2,003,838
Commercial non real estate	1,761	6,228	744	8,733	1,303,925	1,312,658
Agriculture	16	368	4,205	4,589	1,364,960	1,369,549
Consumer	244	18	49	311	89,528	89,839
Other	—	—	—	—	34,243	34,243

	13,746	8,044	10,963	32,753	5,542,128	5,574,881
Loans covered by FDIC loss sharing agreements	1,960	1,252	3,728	6,940	227,096	234,036

Total	$15,706	$9,296	$14,691	$39,693	$5,769,224	$5,808,917

The following table (in thousands) presents the Company’s past due loans at September 30, 2014 and 2013. This table is presented net of unamortized discount on acquired loans and excludes loans measured at fair value with changes in fair value reported in earnings of $985.41 million for 2014 and $841.86 million for 2013.

As of September 30, 2014	30-59 Days Past Due	60-89 Days Past Due	Greater Than 90 Days	Total Past Due	Current	Total Financing Receivables
Residential real estate	$675	$611	$2,581	$3,867	$760,887	$764,754
Commercial real estate	11,050	819	3,384	15,253	1,988,585	2,003,838
Commercial non real estate	1,761	6,228	744	8,733	1,303,925	1,312,658
Agriculture	16	368	4,205	4,589	1,364,960	1,369,549
Consumer	244	18	49	311	89,528	89,839
Other	—	—	—	—	34,243	34,243

	13,746	8,044	10,963	32,753	5,542,128	5,574,881
Loans covered by FDIC loss sharing agreements	1,960	1,252	3,728	6,940	227,096	234,036

Total	$15,706	$9,296	$14,691	$39,693	$5,769,224	$5,808,917

As of September 30, 2013	30-59 Days Past Due	60-89 Days Past Due	Greater Than 90 Days	Total Past Due	Current	Total Financing Receivables
Residential real estate	$625	$955	$4,942	$6,522	$721,333	$727,855
Commercial real estate	431	158	9,639	10,228	1,797,884	1,808,112
Commercial non real estate	1,342	198	2,821	4,361	1,219,731	1,224,092
Agriculture	102	4,040	2,867	7,009	1,297,208	1,304,217
Consumer	340	65	44	449	100,214	100,663
Other	—	—	—	—	24,711	24,711

	2,840	5,416	20,313	28,569	5,161,081	5,189,650
Loans covered by FDIC loss sharing agreements	1,307	3,861	6,632	11,800	335,608	347,408

Total	$4,147	$9,277	$26,945	$40,369	$5,496,689	$5,537,058

Composition of Loan Portfolio by Internal Risk Rating

This table (in thousands) is presented net of unamortized discount on acquired loans and excludes loans measured at fair value with changes in fair value reported in earnings of $1,023.3 million for December 31, 2014 and $985.4 million for September 30, 2014:

As of December 31, 2014	Residential Real Estate	Commercial Real Estate	Commercial Non Real Estate	Agriculture	Consumer	Other	Total
Credit Risk Profile by Internally Assigned Grade
Grade:
Pass	$764,217	$2,129,884	$1,021,994	$1,314,547	$85,082	$35,311	$5,351,035
Watchlist	4,548	70,965	73,936	125,659	365	—	275,473
Substandard	11,717	65,984	34,884	33,042	221	—	145,848
Doubtful	552	110	1,514	35	—	—	2,211
Loss	—	—	181	—	—	—	181

Ending balance	781,034	2,266,943	1,132,509	1,473,283	85,668	35,311	5,774,748
Loans covered by FDIC loss sharing agreements	119,894	66,264	7,460	1,874	53	—	195,545

Total	$900,928	$2,333,207	$1,139,969	$1,475,157	$85,721	$35,311	$5,970,293

As of September 30, 2014	Residential Real Estate	Commercial Real Estate	Commercial Non Real Estate	Agriculture	Consumer	Other	Total
Credit Risk Profile by Internally Assigned Grade
Grade:
Pass	$747,485	$1,867,866	$1,218,558	$1,202,145	$89,197	$34,243	$5,159,494
Watchlist	5,320	84,132	65,628	132,262	381	—	287,723
Substandard	11,290	51,692	27,499	35,107	242	—	125,830
Doubtful	659	148	798	35	19	—	1,659
Loss	—	—	175	—	—	—	175

Ending balance	764,754	2,003,838	1,312,658	1,369,549	89,839	34,243	5,574,881
Loans covered by FDIC loss sharing agreements	127,115	95,467	9,390	2,004	60	—	234,036

Total	$891,869	$2,099,305	$1,322,048	$1,371,553	$89,899	$34,243	$5,808,917

The composition of the loan portfolio by internal risk rating is as follows as of September 30, 2014 and 2013. This table (in thousands) is presented net of unamortized discount on acquired loans and excludes loans measured at fair value with changes in fair value reported in earnings of $985.41 million for 2014 and $841.86 million for 2013:

As of September 30, 2014	Residential Real Estate	Commercial Real Estate	Commercial Non Real Estate	Agriculture	Consumer	Other	Total
Credit Risk Profile by Internally Assigned Grade
Grade:
Pass	$747,485	$1,867,866	$1,218,558	$1,202,145	$89,197	$34,243	$5,159,494
Watchlist	5,320	84,132	65,628	132,262	381	—	287,723
Substandard	11,290	51,692	27,499	35,107	242	—	125,830
Doubtful	659	148	798	35	19	—	1,659
Loss	—	—	175	—	—	—	175

Ending balance	764,754	2,003,838	1,312,658	1,369,549	89,839	34,243	5,574,881
Loans covered by FDIC loss sharing agreements	127,115	95,467	9,390	2,004	60	—	234,036

Total	$891,869	$2,099,305	$1,322,048	$1,371,553	$89,899	$34,243	$5,808,917

As of September 30, 2013	Residential Real Estate	Commercial Real Estate	Commercial Non Real Estate	Agriculture	Consumer	Other	Total
Credit Risk Profile by Internally Assigned Grade
Grade:
Pass	$707,859	$1,652,694	$1,144,131	$1,192,357	$100,087	$24,711	$4,821,839
Watchlist	5,779	72,924	52,576	87,596	164	—	219,039
Substandard	13,039	78,244	23,538	23,963	398	—	139,182
Doubtful	1,178	4,250	3,847	301	14	—	9,590
Loss	—	—	—	—	—	—	—

Ending balance	727,855	1,808,112	1,224,092	1,304,217	100,663	24,711	5,189,650
Loans covered by FDIC loss sharing agreements	167,835	150,745	28,163	525	140	—	347,408

Total	$895,690	$1,958,857	$1,252,255	$1,304,742	$100,803	$24,711	$5,537,058

Impaired Financing Receivables

The following table presents the Company’s impaired loans (in thousands). This table excludes loans covered by FDIC loss sharing agreements:

	Recorded Investment	Unpaid Principal Balance	Related Allowance	Average Recorded Investment
As of December 31, 2014
Impaired loans:
With an allowance recorded:
Residential real estate	$12,425	$12,483	$2,419	$12,266
Commercial real estate	76,250	76,332	2,846	69,203
Commercial non real estate	39,110	39,194	8,828	35,816
Agriculture	34,080	34,077	955	34,804
Consumer	223	261	42	251

	$162,088	$162,347	$15,090	$152,340

	Recorded Investment	Unpaid Principal Balance	Related Allowance	Average Recorded Investment
As of September 30, 2014
Impaired loans:
With an allowance recorded:
Residential real estate	$12,107	$12,737	$2,529	$13,572
Commercial real estate	62,155	64,597	2,017	84,490
Commercial non real estate	32,522	37,882	3,927	31,827
Agriculture	35,528	37,958	1,155	30,546
Consumer	280	491	51	346

	$142,592	$153,665	$9,679	$160,781

The following table provides purchased impaired loans at December 31, 2014 and September 30, 2014 (in thousands):

	December 31, 2014			September 30, 2014
	Outstanding Balance[1]	Recorded Investment[2]	Carrying Value[3]	Outstanding Balance[1]	Recorded Investment[2]	Carrying Value[3]
Residential real estate	$110,493	$97,779	$95,406	$115,863	$102,987	$100,203
Commercial real estate	107,514	28,768	28,007	130,825	49,202	48,557
Commercial non real estate	14,710	4,817	4,817	16,697	6,361	6,361
Agriculture	1,622	1,623	1,623	1,747	1,746	1,746
Consumer	1,838	1,734	1,734	2,019	1,843	1,818

Total lending	$236,177	$134,721	$131,587	$267,151	$162,139	$158,685

[1]	Represents the legal balance of loans acquired with deteriorated credit quality.
[2]	Represents the book balance of loans acquired with deteriorated credit quality.
[3]	Represents the book balance of loans acquired with deteriorated credit quality net of the related allowance for loan losses.

Impaired Loans

The following table presents the Company’s impaired loans (in thousands). This table excludes loans covered by FDIC loss sharing agreements:

	Recorded Investment	Unpaid Principal Balance	Related Allowance	Average Recorded Investment
September 30, 2014
Impaired loans:
With an allowance recorded:
Residential real estate	$12,107	$12,737	$2,529	$13,572
Commercial real estate	62,155	64,597	2,017	84,490
Commercial non real estate	32,522	37,882	3,927	31,827
Agriculture	35,528	37,958	1,155	30,546
Consumer	280	491	51	346

	$142,592	$153,665	$9,679	$160,781

	Recorded Investment	Unpaid Principal Balance	Related Allowance	Average Recorded Investment
September 30, 2013
Impaired loans:
With an allowance recorded:
Residential real estate	$15,037	$16,815	$3,217	$15,716
Commercial real estate	106,824	123,523	5,341	106,780
Commercial non real estate	31,132	32,557	5,607	34,817
Agriculture	25,563	29,632	3,022	15,522
Consumer	412	656	90	554

	$178,968	$203,183	$17,277	$173,389

The following table provides purchased impaired loans at September 30, 2014 and September 30, 2013 (in thousands):

	September 30, 2014			September 30, 2013
	Outstanding Balance[1]	Recorded Investment[2]	Carrying Value[3]	Outstanding Balance[1]	Recorded Investment[2]	Carrying Value[3]
Residential real estate	$115,863	$102,987	$100,203	$143,998	$129,905	$124,871
Commercial real estate	130,825	49,202	48,557	172,706	85,022	84,541
Commercial non real estate	16,697	6,361	6,361	19,539	8,179	6,448
Agriculture	1,747	1,746	1,746	—	—	—
Consumer	2,019	1,843	1,818	3,721	3,202	3,202

Total lending	$267,151	$162,139	$158,685	$339,964	$226,308	$219,062

[1]	Represents the legal balance of loans acquired with deteriorated credit quality.
[2]	Represents the book balance of loans acquired with deteriorated credit quality.
[3]	Represents the book balance of loans acquired with deteriorated credit quality net of the related allowance for loan losses.

Troubled Debt Restructurings on Financing Receivables

The following table presents the recorded value of the Company’s TDR balances as of December 31, 2014 and September 30, 2014 (in thousands):

	December 31, 2014		September 30, 2014
	Accruing	Nonaccrual	Accruing	Nonaccrual
Residential real estate	$723	$1,947	$1,112	$1,730
Commercial real estate	41,114	6,638	25,177	6,884
Commercial non real estate	7,561	1,468	6,753	1,785
Agriculture	3,731	9,708	3,780	9,994
Consumer	17	17	35	22

Total	$53,146	$19,778	$36,857	$20,415

The following table presents a summary of all accruing loans restructured in TDRs during the three months ended December 31, 2014 and 2013:

	Three Months Ended December 31,
	2014			2013
	Number	Recorded Investment		Number	Recorded Investment
($ in thousands)		Pre- Modification	Post- Modification		Pre- Modification	Post- Modification
Residential real estate
Rate modification	—	$—	$—	—	$—	$—
Term extension	—	—	—	2	74	74
Payment modification	—	—	—	1	15	15
Bankruptcy	—	—	—	1	130	130
Other	—	—	—	—	—	—

Total residential real estate	—	—	—	4	219	219

Commercial real estate
Rate modification	—	—	—	—	—	—
Term extension	—	—	—	—	—	—
Payment modification	2	18,881	18,881	1	1,070	1,070
Bankruptcy	—	—	—	—	—	—
Other	—	—	—	—	—	—

Total commercial real estate	2	18,881	18,881	1	1,070	1,070

Commercial non real estate
Rate modification	1	32	32	2	500	500
Term extension	—	—	—	3	1,699	1,699
Payment modification	1	1,824	1,824	2	668	668
Bankruptcy	—	—	—	—	—	—
Other	—	—	—	—	—	—

Total commercial non real estate	2	1,856	1,856	7	2,867	2,867

Agriculture
Rate modification	—	—	—	—	—	—
Term extension	—	—	—	—	—	—
Payment modification	—	—	—	—	—	—
Bankruptcy	—	—	—	—	—	—
Other	—	—	—	—	—	—

Total agriculture	—	—	—	—	—	—

Consumer
Rate modification	—	—	—	—	—	—
Term extension	—	—	—	—	—	—
Payment modification	—	—	—	—	—	—
Bankruptcy	—	—	—	—	—	—
Other	—	—	—	1	10	10

Total consumer	—	—	—	1	10	10

Total accruing	4	$20,737	$20,737	13	$4,166	$4,166

Change in recorded investment due to principal paydown at time of modification	—	—		—	—	—
Change in recorded investment due to chargeoffs at time of modification	—	—	—	—	—	—

The following table presents a summary of all non-accruing loans restructured in TDRs during the three months ended December 31, 2014 and 2013:

Three Months Ended December 31,
	2014			2013
	Number	Recorded Investment		Number	Recorded Investment
($ in thousands)		Pre- Modification	Post- Modification		Pre- Modification	Post- Modification
Residential real estate
Rate modification	—	$—	$—	—	$—	$—
Term extension	—	—	—	1	2	2
Payment modification	—	—	—	—	—	—
Bankruptcy	—	—	—	1	4	4
Other	—	—	—	1	38	38

Total residential real estate	—	—	—	3	44	44

Commercial real estate
Rate modification	—	—	—	—	—	—
Term extension	—	—	—	—	—	—
Payment modification	—	—	—	—	—	—
Bankruptcy	—	—	—	—	—	—
Other	—	—	—	—	—	—

Total commercial real estate	—	—	—	—	—	—

Commercial Non Real Estate
Rate modification	—	—	—	—	—	—
Term extension	—	—	—	8	125	125
Payment modification	—	—	—	—	—	—
Bankruptcy	—	—	—	—	—	—
Other	—	—	—	—	—	—

Total commercial non real estate	—	—	—	8	125	125

Agriculture
Rate modification	—	—	—	—	—	—
Term extension	—	—	—	—	—	—
Payment modification	—	—	—	—	—	—
Bankruptcy	—	—	—	—	—	—
Other	—	—	—	—	—	—

Total agriculture	—	—	—	—	—	—

Consumer
Rate modification	—	—	—	—	—	—
Term extension	—	—	—	1	11	11
Payment modification	—	—	—	—	—	—
Bankruptcy	—	—	—	—	—	—
Other	—	—	—	1	1	1

Total consumer	—	—	—	2	12	12

Total non-accruing	—	$—	$—	13	$181	$181

Change in recorded investment due to principal paydown at time of modification	—	—	—	—	—	—
Change in recorded investment due to chargeoffs at time of modification	—	—	—	—	—	—

For the three months ended December 31, 2014 and 2013, the table below represents defaults on loans that were first modified during the respective past 12 months, that became 90 days or more delinquent or were charged-off during the three months ended December 31, 2014 and 2013, respectively.

	Three Months Ended December 31,
	2014		2013
($ in thousands)	Number of Loans	Recorded Investment	Number of Loans	Recorded Investment
Residential real estate	6	$522	—	$—
Commercial real estate	1	95	2	6,296
Commercial non real estate	—	—	—	—
Agriculture	1	15	1	3,676
Consumer	—	—	—	—

	8	$632	3	$9,972

The following table presents the recorded value of the Company’s TDR balances as of September 30, 2014 and 2013 (in thousands):

	September 30, 2014		September 30, 2013
	Accruing	Nonaccrual	Accruing	Nonaccrual
Residential real estate	$1,112	$1,730	$662	$1,100
Commercial real estate	25,177	6,884	29,373	49,736
Commercial non real estate	6,753	1,785	4,769	5,007
Agriculture	3,780	9,994	4,326	7,268
Consumer	35	22	—	29

Total	$36,857	$20,415	$39,130	$63,140

The following table presents a summary of all accruing loans restructured in TDRs during the years ended September 30, 2014 and 2013:

	Year ended September 30, 2014			Year ended September 30, 2013
($ in thousands)	Number	Recorded Investment		Number	Recorded Investment
		Pre- Modification	Post- Modification		Pre- Modification	Post- Modification
Residential real estate
Rate modification	—	$—	$—	—	$—	$—
Term extension	6	206	206	7	663	663
Payment modification	6	474	474	—	—	—
Bankruptcy	9	338	338	1	5	5
Other	2	49	49	—	—	—

Total residential real estate	23	1,067	1,067	8	668	668

Commercial real estate
Rate modification	—	—	—	2	990	990
Term extension	3	109	109	7	4,158	4,158
Payment modification	2	2,911	2,911	3	13,497	13,497
Bankruptcy	—	—	—	—	—	—
Other	—	—	—	—	—	—

Total commercial real estate	5	3,020	3,020	12	18,645	18,645

Commercial non real estate
Rate modification	—	—	—	1	529	529
Term extension	7	2,183	2,183	10	14,851	14,851
Payment modification	10	3,593	3,593	9	2,759	2,759
Bankruptcy	—	—	—	—	—	—
Other	5	945	945	—	—	—

Total commercial non real estate	22	6,721	6,721	20	18,139	18,139

Agriculture
Rate modification	—	—	—	—	—	—
Term extension	5	2,755	2,755	6	2,008	2,008
Payment modification	—	—	—	2	1,949	1,949
Bankruptcy	—	—	—	—	—	—
Other	—	—	—	—	—	—

Total agriculture	5	2,755	2,755	8	3,957	3,957

Consumer
Rate modification	—	—	—	—	—	—
Term extension	—	—	—	1	3	3
Payment modification	4	21	21	—	—	—
Bankruptcy	—	—	—	—	—	—
Other	2	28	28	—	—	—

Total consumer	6	49	49	1	3	3

Total accruing	61	$13,612	$13,612	49	$41,412	$41,412

Change in recorded investment due to principal paydown at time of modification	—	—		—	—	—
Change in recorded investment due to chargeoffs at time of modification	—	—	—	—	—

The following table presents a summary of all non-accruing loans restructured in TDRs during the years ended September 30, 2014 and 2013:

	Year ended September 30, 2014			Year ended September 30, 2013
($ in thousands)	Number	Recorded Investment		Number	Recorded Investment
		Pre- Modification	Post- Modification		Pre- Modification	Post- Modification
Residential real estate
Rate modification	5	$119	$119	—	$—	$—
Term extension	13	351	351	15	638	638
Payment modification	6	219	219	—	—	—
Bankruptcy	7	275	275	2	336	336
Other	11	425	425	2	147	147

Total residential real estate	42	1,389	1,389	19	1,121	1,121

Commercial real estate
Rate modification	3	1,618	1,618	2	310	310
Term extension	2	4,031	4,031	7	2,448	2,448
Payment modification	—	—	—	7	17,578	17,578
Bankruptcy	—	—	—	3	3,162	3,162
Other	1	87	87	—	—	—

Total commercial real estate	6	5,736	5,736	19	23,498	23,498

Commercial Non Real Estate
Rate modification	—	—	—	1	1,067	1,067
Term extension	10	438	438	8	1,127	1,127
Payment modification	1	36	36	3	2,051	1,416
Bankruptcy	1	10	10	—	—	—
Other	—	—	—	—	—	—

Total commercial non real estate	12	484	484	12	4,245	3,610

Agriculture
Rate modification	—	—	—	—	—	—
Term extension	3	831	831	3	768	768
Payment modification	—	—	—	4	6,196	6,196
Bankruptcy	—	—	—	—	—	—
Other	2	511	511	—	—	—

Total agriculture	5	1,342	1,342	7	6,964	6,964

Consumer
Rate modification	—	—	—	2	11	11
Term extension	2	15	15	5	30	30
Payment modification	1	2	2	—	—	—
Bankruptcy	—	—	—	—	—	—
Other	2	9	9	—	—	—

Total consumer	5	26	26	7	41	41

Total non-accruing	70	$8,977	$8,977	64	$35,869	$35,234

Change in recorded investment due to principal paydown at time of modification	—	—	—	—	—	—
Change in recorded investment due to chargeoffs at time of modification	—	—	—	1	$635	—

For the years ended September 30, 2014 and 2013, the table below represents defaults on loans that were first modified during the respective fiscal year, that became 90 days or more delinquent or were charged-off during the respective fiscal year.

($ in thousands)	Years Ended September 30, 2014		Years Ended September 30, 2013
	Number of Loans	Recorded Investment	Number of Loans	Recorded Investment
Residential real estate	11	$419	5	$647
Commercial real estate	—	—	7	4,401
Commercial non real estate	8	313	1	1,067
Agriculture	2	935	6	5,739
Consumer	1	—	—	—

	22	$1,667	19	$11,854